PRC CONTRIBUTION AND PROFIT APPROPRIATION (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 Subsidiaries PRC Minimum	Dec. 31, 2012 Subsidiaries PRC Maximum	Dec. 31, 2012 VIEs PRC Minimum	Dec. 31, 2005 VIEs PRC Minimum	Dec. 31, 2012 VIEs PRC Maximum	Dec. 31, 2005 VIEs PRC Maximum
PRC CONTRIBUTION AND PROFIT APPROPRIATION
Total contribution for employee benefits	88,655	57,700	40,216
MAINLAND CHINA CONTRIBUTION AND PROFIT APPROPRIATION
Percentage appropriation to general reserve fund required					10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)						50.00%			50.00%
Percentage appropriation to statutory surplus reserve required							10.00%
Percentage appropriation to statutory public welfare fund required								5.00%		10.00%
Percentage appropriation to statutory reserve required for education development reserve				25.00%
Appropriation to statutory reserve
General and statutory surplus reserve	95,436	99,000
Education development reserve	20,970	23,199
Total	116,406	122,199	71,759